Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Bridges Investment Fund
Shareholder Report [Line Items]
Fund Name	Bridges Investment Fund®
Class Name	Bridges Investment Fund®
Trading Symbol	BRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
Additional Information Phone Number	1-866-934-4700
Additional Information Website	www.bridgesfund.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bridges Investment Fund	$36	0.72%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit www.bridgesfund.com/resources/ for more recent performance information.
Net Assets	$ 231,664,936
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 556,077
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,664,936
Number of Holdings	41
Net Advisory Fee	$556,077
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	9.9%
NVIDIA Corp.	9.2%
Alphabet, Inc.	7.9%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc.	5.4%
Apple, Inc.	5.1%
Palo Alto Networks, Inc.	4.7%
Mastercard, Inc.	4.3%
Visa, Inc.	3.8%
Progressive Corp.	2.9%

Top Sectors	(% of Net Assets)
Manufacturing	24.5%
Information	18.0%
Finance and Insurance	16.6%
Retail Trade	14.1%
Professional, Scientific, and Technical Services	10.7%
Administrative and Support and Waste Management and Remediation Services	8.1%
Transportation and Warehousing	4.1%
Wholesale Trade	1.1%
Real Estate and Rental and Leasing	0.9%
Cash & Other	1.9%

Top Industries	(% of Net Assets)
Computer and Electronic Product Manufacturing	20.1%
Publishing Industries	12.6%
Professional, Scientific, and Technical Services	10.7%
Administrative and Support Services	8.1%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	7.5%
Insurance Carriers and Related Activities	7.1%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	5.6%
Web Search Portals, Libraries, Archives, and Other Information Services	5.4%
Truck Transportation	2.8%
Cash & Other	20.1%

Updated Prospectus Web Address	www.bridgesfund.com/resources/

[1]
*	Annualized